LEASES (Details-Lease related expenses) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Depreciation expense of right-of-use assets	$ 106	¥ 707	¥ 681
Interest on lease liabilities	8	53	86	¥ 150
Expense relating to short-term leases	26	174	338
Total amounts recognized in profit or loss	$ 140	¥ 934	¥ 1,105